Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compens ation Table total for Mr. Tobolski ($)	Summary Compens ation Table total for Mr. Fields ($)	Compens ation actually paid to Mr. Tobolski ($)	Compens ation actually paid to Mr. Fields ($)	Average summary compens ation total for non- PEO NEOs ($)	Average compens ation actually paid to non-PEO NEOs ($)	Value of initial fixed $100 investment based on:		Net Income ($000s)	Net Sales ($000s)
							Total sharehold er return ($)	S&P 600 Capital Goods Industry Group TSR ($)
2025	3,656,082	1,607,673	3,940,810	(5,092,155)	879,023	112,950	176.01	242.93	107,593	1,442,076
2024	—	4,148,634	—	12,954,361	1,203,180	2,819,029	366.97	225.84	168,559	1,200,635
2023	—	5,006,785	—	9,619,347	1,154,361	2,422,754	229.53	191.84	177,623	1,168,518
2022	—	3,401,462	—	3,844,215	848,828	733,570	155.24	138.76	100,376	888,788
2021	—	2,912,108	—	5,480,646	1,064,856	1,400,334	162.64	145.03	58,758	534,517

Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Matthew J. Tobolski & Gary D. Fields	Rebecca A. Thompson, Casey R. Kidwell, Stephen E. Wakefield, Matthew J. Shaub
2024	Gary D. Fields	Rebecca A. Thompson, Matthew J. Tobolski, Stephen E. Wakefield, David E. Benson
2023	Gary D. Fields	Rebecca A. Thompson, Stephen E. Wakefield, Gordon D. Wichman, Robert P. Teis
2022	Gary D. Fields	Rebecca A. Thompson, Stephen E. Wakefield, Larry G. Stewart, Gordon D. Wichman, Casey R. Kidwell
2021	Gary D. Fields	Norman H. Asbjornson, Scott M. Asbjornson, Rebecca A. Thompson, Stephen E. Wakefield, Larry G. Stewart

PEO Total Compensation Amount		$ 4,148,634	$ 5,006,785	$ 3,401,462	$ 2,912,108
PEO Actually Paid Compensation Amount		12,954,361	9,619,347	3,844,215	5,480,646
Adjustment To PEO Compensation, Footnote	The tables below provide the adjustments made to the Summary Compensation Table ("SCT") total compensation to arrive at the
CAP for the PEO and the average for the Non-PEO NEOs.
The PEO calculation of CAP:

	Tobolski				Fields
	SCT total compen- sation	Deduction from SCT total for equity awards	Additions to SCT total for equity awards	Compen- sation actually paid	SCT total compen- sation	Deduction from SCT total for equity awards	Additions to SCT total for equity awards	Compen- sation actually paid
2025	$3,656,082	$(2,680,737)	$2,965,465	$3,940,810	$1,607,673	$(722,217)	$(5,977,611)	$(5,092,155)
2024	4,148,634	(2,827,809)	11,633,536	12,954,361	—	—	—	—
2023	5,006,785	(2,802,616)	7,415,178	9,619,347	—	—	—	—
2022	3,401,462	(1,528,171)	1,970,924	3,844,215	—	—	—	—
2021	2,912,108	(1,437,328)	4,005,866	5,480,646	—	—	—	—
The following details the sources of the CAP additions related to the PEO's Equity Awards:

		Fair value of equity awards reported in SCT for applicable year	Fair value of equity awards granted in applicable year at year end	Change in fair value of unvested equity awards from prior years	Change in fair value of vested equity awards from prior years	Fair value of equity awards forfeited during the covered year	Dividends paid	Total Adjustments
2025	Tobolski	$(2,680,737)	$1,844,259	$1,054,420	$66,786	$—	$—	$284,728
2025	Fields	(722,217)	625,441	(5,231,352)	(1,381,277)	—	9,577	(6,699,828)
2024		(2,827,809)	5,157,950	5,859,318	607,442	—	8,826	8,805,727
2023		(2,802,616)	3,309,701	3,566,691	531,390	—	7,396	4,612,562
2022		(1,528,171)	2,760,769	(500,273)	(294,512)	—	4,940	442,753
2021		(1,437,328)	1,633,142	1,944,716	424,930	—	3,078	2,568,538
The Non-PEO NEOs calculation of CAP:

	SCT total compensation	Deduction from SCT total for equity awards	Additions to SCT total for equity awards	Compensation actually paid
2025	$879,023	$(372,453)	$(393,620)	$112,950
2024	1,203,180	(565,557)	2,181,406	2,819,029
2023	1,154,361	(438,525)	1,706,918	2,422,754
2022	848,828	(271,436)	156,178	733,570
2021	1,064,856	(464,911)	800,389	1,400,334
The following details the sources of the CAP additions related to the Non-PEO's Equity Awards:

	Fair value of equity awards reported in SCT for applicable year	Fair value of equity awards granted in applicable year at year end	Change in fair value of unvested equity awards from prior years	Change in fair value of vested equity awards from prior years	Fair value of equity awards forfeited during the covered year	Dividends paid	Total Adjustments
2025	$(372,453)	$322,548	$(434,334)	$(283,497)	$—	$1,663	$(766,073)
2024	(565,557)	1,063,661	877,991	238,179	—	1,575	1,615,849
2023	(438,525)	520,978	945,328	237,614	—	2,998	1,268,393
2022	(271,436)	491,969	(139,312)	(79,925)	(117,768)	1,214	(115,258)
2021	(464,911)	478,526	420,880	11,506	(111,693)	1,170	335,478

Non-PEO NEO Average Total Compensation Amount	$ 879,023	1,203,180	1,154,361	848,828	1,064,856
Non-PEO NEO Average Compensation Actually Paid Amount	$ 112,950	2,819,029	2,422,754	733,570	1,400,334
Adjustment to Non-PEO NEO Compensation Footnote	The tables below provide the adjustments made to the Summary Compensation Table ("SCT") total compensation to arrive at the
CAP for the PEO and the average for the Non-PEO NEOs.
The PEO calculation of CAP:

	Tobolski				Fields
	SCT total compen- sation	Deduction from SCT total for equity awards	Additions to SCT total for equity awards	Compen- sation actually paid	SCT total compen- sation	Deduction from SCT total for equity awards	Additions to SCT total for equity awards	Compen- sation actually paid
2025	$3,656,082	$(2,680,737)	$2,965,465	$3,940,810	$1,607,673	$(722,217)	$(5,977,611)	$(5,092,155)
2024	4,148,634	(2,827,809)	11,633,536	12,954,361	—	—	—	—
2023	5,006,785	(2,802,616)	7,415,178	9,619,347	—	—	—	—
2022	3,401,462	(1,528,171)	1,970,924	3,844,215	—	—	—	—
2021	2,912,108	(1,437,328)	4,005,866	5,480,646	—	—	—	—
The following details the sources of the CAP additions related to the PEO's Equity Awards:

		Fair value of equity awards reported in SCT for applicable year	Fair value of equity awards granted in applicable year at year end	Change in fair value of unvested equity awards from prior years	Change in fair value of vested equity awards from prior years	Fair value of equity awards forfeited during the covered year	Dividends paid	Total Adjustments
2025	Tobolski	$(2,680,737)	$1,844,259	$1,054,420	$66,786	$—	$—	$284,728
2025	Fields	(722,217)	625,441	(5,231,352)	(1,381,277)	—	9,577	(6,699,828)
2024		(2,827,809)	5,157,950	5,859,318	607,442	—	8,826	8,805,727
2023		(2,802,616)	3,309,701	3,566,691	531,390	—	7,396	4,612,562
2022		(1,528,171)	2,760,769	(500,273)	(294,512)	—	4,940	442,753
2021		(1,437,328)	1,633,142	1,944,716	424,930	—	3,078	2,568,538
The Non-PEO NEOs calculation of CAP:

	SCT total compensation	Deduction from SCT total for equity awards	Additions to SCT total for equity awards	Compensation actually paid
2025	$879,023	$(372,453)	$(393,620)	$112,950
2024	1,203,180	(565,557)	2,181,406	2,819,029
2023	1,154,361	(438,525)	1,706,918	2,422,754
2022	848,828	(271,436)	156,178	733,570
2021	1,064,856	(464,911)	800,389	1,400,334
The following details the sources of the CAP additions related to the Non-PEO's Equity Awards:

	Fair value of equity awards reported in SCT for applicable year	Fair value of equity awards granted in applicable year at year end	Change in fair value of unvested equity awards from prior years	Change in fair value of vested equity awards from prior years	Fair value of equity awards forfeited during the covered year	Dividends paid	Total Adjustments
2025	$(372,453)	$322,548	$(434,334)	$(283,497)	$—	$1,663	$(766,073)
2024	(565,557)	1,063,661	877,991	238,179	—	1,575	1,615,849
2023	(438,525)	520,978	945,328	237,614	—	2,998	1,268,393
2022	(271,436)	491,969	(139,312)	(79,925)	(117,768)	1,214	(115,258)
2021	(464,911)	478,526	420,880	11,506	(111,693)	1,170	335,478

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 176.01	366.97	229.53	155.24	162.64
Peer Group Total Shareholder Return Amount	242.93	225.84	191.84	138.76	145.03
Net Income (Loss)	$ 107,593,000	$ 168,559,000	$ 177,623,000	$ 100,376,000	$ 58,758,000
Company Selected Measure Amount	1,442,076,000	1,200,635,000	1,168,518,000	888,788,000	534,517,000
PEO Name		Gary D. Fields	Gary D. Fields	Gary D. Fields	Gary D. Fields
Additional 402(v) Disclosure	All fair value calculations were performed in accordance with the provisions of FASB ASC Topic 718 and consistent with the methods utilized to calculate grant date fair values as disclosed in Note 15 - Share-Based Compensation to our consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2025. Non-qualified stock option fair values are calculated based on the Black-Scholes option pricing model. Adjustments have been made using our stock price as of each measurement date and updated assumptions for expected term, volatility, dividend yield and interest rates. Restricted stock award adjustments have been made using our stock price as of each measurement date and updated assumptions for interest rates and dividend yield and accrued dividends for vesting restricted stock awards. For PSUs, adjustments at each measurement date have been made based on the expected level of achievement with respect to the Company's TSR benchmarked against the S&P 600
Capital Goods Industry Group.
For the year ending December 31, 2025, the most important financial performance measures used to link compensation actually paid to our NEOs to Company performance were net sales, operating profit and our TSR. Our NEOs' target total compensation is tied to performance goals aligned with our stockholders' interest. The majority of target compensation was weighted toward long-term equity performance and time-based awards and the financial performance metric was TSR. The short-term incentive program's funding metrics are net sales and operating profit.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Matthew J. Tobolski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,656,082
PEO Actually Paid Compensation Amount	$ 3,940,810
PEO Name	Matthew J. Tobolski
Gary D. Fields [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,607,673
PEO Actually Paid Compensation Amount	$ (5,092,155)
PEO Name	Gary D. Fields
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 8,805,727	$ 4,612,562	$ 442,753	$ 2,568,538
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	net sales
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	operating profit
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,827,809)	(2,802,616)	(1,528,171)	(1,437,328)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,633,536	7,415,178	1,970,924	4,005,866
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,157,950	3,309,701	2,760,769	1,633,142
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,859,318	3,566,691	(500,273)	1,944,716
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		607,442	531,390	(294,512)	424,930
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,826	7,396	4,940	3,078
PEO | Matthew J. Tobolski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 284,728
PEO | Matthew J. Tobolski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,680,737)
PEO | Matthew J. Tobolski [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,965,465
PEO | Matthew J. Tobolski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,844,259
PEO | Matthew J. Tobolski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,054,420
PEO | Matthew J. Tobolski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,786
PEO | Matthew J. Tobolski [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Matthew J. Tobolski [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary D. Fields [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,699,828)
PEO | Gary D. Fields [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(722,217)
PEO | Gary D. Fields [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,977,611)
PEO | Gary D. Fields [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,441
PEO | Gary D. Fields [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,231,352)
PEO | Gary D. Fields [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,381,277)
PEO | Gary D. Fields [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary D. Fields [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,577
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (766,073)	1,615,849	1,268,393	(115,258)	335,478
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	long-term equity performance
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	time-based awards
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	net sales and operating profit
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (372,453)	(565,557)	(438,525)	(271,436)	(464,911)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(393,620)	2,181,406	1,706,918	156,178	800,389
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,548	1,063,661	520,978	491,969	478,526
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,334)	877,991	945,328	(139,312)	420,880
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,497)	238,179	237,614	(79,925)	11,506
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(117,768)	(111,693)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,663	$ 1,575	$ 2,998	$ 1,214	$ 1,170